Interest in associates and joint ventures - The Saudi British Bank information (Details) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended	17 Months Ended
	Dec. 31, 2020	Dec. 03, 2020	Nov. 30, 2020	Dec. 31, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 02, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Interests in associates	$ 26,594,000,000			$ 26,594,000,000		$ 26,594,000,000		$ 24,384,000,000
The Saudi British Bank
Disclosure of associates [line items]
HSBC’s interest percent	31.00%	31.00%	29.20%	31.00%	40.00%	30.99%	29.20%
Fair value	$ 4,197,000,000			$ 4,197,000,000		$ 4,197,000,000		5,550,000,000
Interests in associates	4,215,000,000			4,215,000,000		4,215,000,000		$ 4,370,000,000
Impairment loss						0
VIU	$ 4,740,000,000			$ 4,740,000,000		$ 4,740,000,000
Long-term profit growth rate	2.85%			2.85%		2.85%
Long-term asset growth rate	2.85%			2.85%		2.85%
Discount rate	10.40%			10.40%		10.40%
Impairment loss						$ 0
VIU	$ 4,740,000,000			$ 4,740,000,000		$ 4,740,000,000
Long-term profit growth rate	2.85%			2.85%		2.85%
Long-term asset growth rate	2.85%			2.85%		2.85%
Discount rate	10.40%			10.40%		10.40%
The Saudi British Bank | Cash flow projections
Disclosure of associates [line items]
Impairment loss						$ 200,000,000
Change in key assumptions resulting in impairment loss						15.00%
Impairment loss						$ 200,000,000
The Saudi British Bank | Discount rate
Disclosure of associates [line items]
Change in key assumptions resulting in impairment loss						1.00%